CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 141,011	$ 121,745
Prepaid expenses and advances		5,894	2,699
Due from optionee	[1]	34,267	18,409
Advance to related party	[2]	0	72,084
Sales tax receivables		9,986	4,213
Other receivables		10,897	13,559
Current assets		202,055	232,709
Non-current assets
Advance to related party, Non-current	[2]	154,292	0
Tax deposits	[3]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,920
Equipment	[4]	0	854
Investment in PorMining	[1]	765	765
Advance to Akkerman Finland OY	[5]	491,938	282,400
Investment in Akkerman Finland OY	[5]	190,706	230,963
Assets, Noncurrent		1,046,822	724,103
Total assets		1,248,877	956,812
Current liabilities
Accounts payable and accrued liabilities		50,071	52,396
Due to related parties	[2]	75,244	47,742
Current liabilities		125,315	100,138
Shareholders' equity
Share capital	[6]	11,167,907	10,990,255
Reserves	[7]	7,778,743	7,642,877
Deficit		(17,823,088)	(17,776,458)
Equity		1,123,562	856,674
Total shareholders' equity and liabilities		$ 1,248,877	$ 956,812

[1]	Note 5.
[2]	Note 9.
[3]	Note 6.
[4]	Note 4.
[5]	Note 7.
[6]	Note 8
[7]	Note 8.